Inventories	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories
Inventories

The following table provides the components of Inventories:
	As of December 31,
(MILLIONS OF DOLLARS)	2016	2015
Finished goods	$2,293	$2,714
Work in process	3,696	3,932
Raw materials and supplies	793	867
Inventories(a)	$6,783	$7,513
Noncurrent inventories not included above(b)	$683	$594

(a)	The change from December 31, 2015 reflects, among other things, the reclassification of $377 million to Assets held for sale (see Note 2B).

(b)	Included in Other noncurrent assets. There are no recoverability issues associated with these amounts.